Vanguard California Intermediate-Term Tax-Exempt Fund Investment Objectives and Goals - Retail Prospectus [Member] - Vanguard California Intermediate-Term Tax-Exempt Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard California Intermediate-Term Tax-Exempt Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard California Intermediate-Term Tax-Exempt Fund (the “Fund”) seeks to provide a higher level of current income than shorter-term bonds, but with less share-price fluctuation than longer-term bonds. The income is expected to be exempt from both federal and California personal income taxes. The Fund is intended for California residents only.